Debt Instruments at Amortized Cost - Additional Information (Detail) ₱ in Millions, $ in Millions		1 Months Ended		9 Months Ended	12 Months Ended
	Mar. 09, 2021 PHP (₱)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2019 PHP (₱)	Feb. 28, 2013 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments					₱ 1,153.0		₱ 150.0
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments							150.0
Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate	2.375%
Purchased retail treasury bond	3 years
Face value of retail treasury bond	₱ 100.0
Maturity on face value of retail treasury bond	Mar. 09, 2024
BDO Unibank, Inc. [Member] | 0.90% Two Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments | $			$ 10.0
Time deposit maturity date			Jun. 29, 2022
Gross coupon rate			0.90%
Long term fixed rate time deposit interest period			30 days
BDO Unibank, Inc. [Member] | 1.00% Two Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments | $		$ 10.0
Time deposit maturity date		Jul. 02, 2022
Gross coupon rate		1.00%
Long term fixed rate time deposit interest period		30 days
Landbank of Philippines [Member] | 2.00% Two Year Time Deposit [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments | $		$ 2.0
Gross coupon rate		2.00%
Long term fixed rate time deposit interest period		360 days
Landbank of Philippines [Member] | 2.00% Two Year Time Deposit [Member] | Minimum [Member]
Disclosure of detailed information about financial instruments [Line Items]
Time deposit maturity date		Jul. 29, 2022
Landbank of Philippines [Member] | 2.00% Two Year Time Deposit [Member] | Maximum [Member]
Disclosure of detailed information about financial instruments [Line Items]
Time deposit maturity date		Aug. 01, 2022
Smart Communications, Inc. [Member] | Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments							₱ 150.0	₱ 150.0
Gross coupon rate								4.84%
Interest income, net of withholding tax				₱ 5.8	₱ 1.0	₱ 5.8